SHARE CAPITAL	6 Months Ended
Jun. 30, 2017
Stockholders' Equity Note [Abstract]
SHARE CAPITAL
NOTE 5    -    SHARE CAPITAL:

a.	Warrants

During the three and six months ended June 30, 2017, 413,242 warrants were exercised into 191,793 ordinary shares. As of June 30, 2017 and 2016, the total amount of warrants outstanding were 1,394,558 and 2,064,937, respectively.

b.	Share-based compensation

In May 2015, the Company's board of directors approved a new option plan (the "Plan") replacing the previous plan approved in 2009. The Plan included a pool of 2,690,694 ordinary shares for grant to Company employees, consultants, directors and other service providers. In November 2016, the board of directors approved an increase of 900,000 ordinary shares to the plan. As of June 30, 2017, 1,002,712 shares remain available for grant under the Plan.

In the six months ended June 30, 2017 and June 30, 2016, the Company granted options to employees and non-employees as follows:

	Six months ended June 30, 2017
	Award amount	Exercise price range	Vesting period	Expiration
Employees:
Options	578,133	10.218-10.31	4 years	10 years
RSUs	192,713	-	4 years	-

	Six months ended June 30, 2016
	Award amount	Exercise price range	Vesting period	Expiration
Employees:
Options	615,310	$6.04-$6.66	4 years	10 years
RSUs	5,000	-	4 years	-

Consultants:
Options	4,800	$6.34	4 years	10 years

The fair value of options and RSUs granted to employees and directors during the six months ended June 30, 2017 and the six months ended June 30, 2016 was $5,229 and $2,049 respectively. The fair value of options and RSUs granted to consultants during the six months ended June 30, 2016 $23.

The fair value of RSUs granted to employees is based on the share price on grant date.

The fair value of options granted to employees and directors on the date of grant was computed using the Black-Scholes model. The underlying data used for computing the fair value of the options are as follows:

	Six months ended June 30
	2017	2016
Value of ordinary share	$10.12	$5.90-$6.84
Dividend yield	0%	0%
Expected volatility	59.7%	60.3%-60.5%
Risk-free interest rate	2.09%	1.36%-1.52%
Expected term	6 years	6 years

The fair value of RSUs granted to consultants is based on the share price on June 30, 2017.

The fair value of options granted during the six months ended June 30, 2016 to consultants, was computed using the Black-Scholes model. The underlying data used for computing the fair value of the options are as follows:

June 30,
2016
Value of ordinary share	$6.52
Dividend yield	0%
Expected volatility	69.2%
Risk-free interest rate	1.78%
Expected term	10 years

The following table illustrates the effect of share-based compensation on the statements of operations:

	Six months ended June 30		Three months ended June 30
	2017	2016	2017	2016
Cost of revenues	$-	$3	$-	$1
Research and development expenses	575	464	155	252
Selling, general and administrative	912	763	566	444
	$1,487	$1,230	$721	$697